Segment Information - Operating Segment Net Revenue by Product Type (Details) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Net revenue by product type
Net revenue	$ 156,241	$ 151,463	$ 136,936	$ 133,306	$ 119,638	$ 122,765	$ 126,622	$ 108,294	$ 83,691	$ 457,250	$ 389,880	$ 541,343	$ 441,372
Product | Consolidated net revenue
Net revenue by product type
Net revenue	$ 156,241		$ 136,936							$ 457,250	$ 389,880	$ 541,343	$ 441,372
Proportionate share of total (as a percent)	100.00%		100.00%							100.00%	100.00%	100.00%	100.00%
Healthcare
Net revenue by product type
Net revenue	$ 138,470		$ 119,127							$ 403,643	$ 336,683	$ 467,044	$ 359,842
Healthcare | Product | Consolidated net revenue
Net revenue by product type
Net revenue	$ 138,470		$ 119,127							$ 403,643	$ 336,683	$ 467,044	$ 359,842
Proportionate share of total (as a percent)	88.60%		87.00%							88.30%	86.40%	86.30%	81.60%
Healthcare | Retrospective claims accuracy | Product | Consolidated net revenue
Net revenue by product type
Net revenue	$ 78,133		$ 62,369							$ 224,335	$ 178,818	$ 251,288	$ 240,544
Proportionate share of total (as a percent)	50.00%		45.50%							49.10%	45.90%	46.40%	54.50%
Healthcare | Prospective claims accuracy | Product | Consolidated net revenue
Net revenue by product type
Net revenue	$ 57,233		$ 53,419							$ 169,632	$ 147,335	$ 201,899	$ 108,828
Proportionate share of total (as a percent)	36.60%		39.10%							37.10%	37.80%	37.30%	24.70%
Healthcare | Transaction services | Product | Consolidated net revenue
Net revenue by product type
Net revenue	$ 3,104		$ 3,339							$ 9,676	$ 10,530	$ 13,857	$ 10,470
Proportionate share of total (as a percent)	2.00%		2.40%							2.10%	2.70%	2.60%	2.40%
Global Retail and Other
Net revenue by product type
Net revenue	$ 17,771		$ 17,809							$ 53,607	$ 53,197	$ 74,299	$ 81,530
Global Retail and Other | Product | Consolidated net revenue
Net revenue by product type
Net revenue	$ 17,771		$ 17,809							$ 53,607	$ 53,197	$ 74,299	$ 81,530
Proportionate share of total (as a percent)	11.40%		13.00%							11.70%	13.60%	13.70%	18.40%
Global Retail and Other | Retrospective claims accuracy | Product | Consolidated net revenue
Net revenue by product type
Net revenue	$ 17,039		$ 17,292							$ 51,730	$ 51,546	$ 72,060	$ 80,075
Proportionate share of total (as a percent)	10.90%		12.60%							11.30%	13.20%	13.30%	18.10%
Global Retail and Other | Other | Product | Consolidated net revenue
Net revenue by product type
Net revenue	$ 732		$ 517							$ 1,877	$ 1,651	$ 2,239	$ 1,455
Proportionate share of total (as a percent)	0.50%		0.40%							0.40%	0.40%	0.40%	0.30%